Other Liabilities - Non-current - Summary of Other Non-current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous non-current liabilities [abstract]
Employee benefit obligations	₨ 41,007.6	$ 629.2	₨ 119,840.3
Deferred revenue	41,116.2	630.8	29,956.2
Others	2,025.5	31.1	2,980.8
Total	₨ 84,149.3	$ 1,291.1	₨ 152,777.3